                                 ING FUNDS TRUST
                            ING HIGH YIELD BOND FUND
                           ING INTERMEDIATE BOND FUND
                        ING NATIONAL TAX-EXEMPT BOND FUND
                          ING CLASSIC MONEY MARKET FUND

                       Supplement Dated September 2, 2003
                     To Fixed Income and Money Market Funds
                        Classes A, B, C and M Prospectus
                              Dated August 1, 2003

Prior to September 2, 2003, ING High Yield Bond Fund, ING Intermediate Bond Fund and ING Classic Money Market Fund were sub-advised by ING Investment Management, LLC ("IIM") and ING National Tax-Exempt Bond Fund was sub-advised by Furman Selz Capital Management, LLC ("FSCM"). Effective September 2, 2003, these Funds are sub-advised by Aeltus Investment Management, Inc. ("ING Aeltus"). ING Aeltus, IIM and FSCM are all indirect, wholly owned subsidiaries of ING Groep N.V. ("ING Groep") and affiliates of each other. ING Groep has undertaken an internal reorganization plan that will, among other things, integrate certain of its portfolio management professionals across the U.S. under a common management structure known as ING Investment Management Americas, which includes ING Aeltus. One of the primary purposes of the integration plan is to promote consistently high levels of performance in terms of investment standards, research, policies and procedures in the portfolio management functions related to the Funds. As a result of this integration plan the sub-advisory contractual obligations formerly performed by IIM and FSCM have been transferred to ING Aeltus. The portfolio management team for each Fund did not change as a result of the internal reorganization described above. The operational and supervisory functions of the Funds will continue to be provided by ING Investments, LLC.

The Prospectus is updated to reflect this new sub-advisory arrangement as described below:

a) The section entitled "Funds at a Glance" on page 2 of the Prospectus is revised to reflect that Aeltus Investment Management, Inc. is the sub-adviser for the Funds. All other references to ING Investment Management, LLC and Furman Selz Capital Management, LLC are hereby changed to Aeltus Investment Management, Inc.

b)       The following replaces pages 33 and 34 of the Prospectus:

ADVISER

ING INVESTMENTS, LLC (ING INVESTMENTS), an Arizona limited liability company, formerly ING Pilgrim Investments, LLC (ING Pilgrim), serves as the investment adviser to each of the Funds. ING Investments has overall responsibility for the management of the Funds. ING Investments provides or oversees all investment advisory and portfolio management services for each Fund.

ING Investments is registered as an investment adviser with the SEC. ING Investments is an indirect wholly-owned subsidiary of ING Groep N.V. (NYSE:
ING). ING Groep N.V. is a global financial institution active in the fields of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees. ING Investments began investment management in April, 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles.

As of June 30, 2003, ING Investments managed over $35.0 billion in assets.

ING Investments' principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING Investments receives a monthly fee for its services based on the average daily net assets of each of the Funds.

The following table shows the aggregate annual management fee paid by each Fund for the most recent fiscal year as a percentage of that Fund's average daily net assets:

Fund                             Management Fee

ING GNMA Income                     0.49%
ING High Yield Bond                 0.65
ING High Yield Opportunity          0.60
ING Intermediate Bond               0.50
ING National Tax-Exempt Bond        0.50
ING Strategic Bond                  0.45
ING Classic Money Market            0.25
ING Money Market                    0.35


SUB-ADVISER

Prior to September 2, 2003, ING Investment Management, LLC (IIM) sub-advised ING High Yield Bond, ING Intermediate Bond, and ING Classic Money Market Funds; and Furman Selz Capital Management, LLC (FSCM) sub-advised ING National Tax-Exempt Bond Fund. Since September 2, 2003, ING Investments has engaged Aeltus Investment Management, Inc. (ING Aeltus), a Connecticut corporation, to serve as the Sub-Adviser to all of the Funds. The Sub-Adviser has, at least in part, been selected on the basis of its successful application of a consistent, well-defined and long-term investment approach over a period of several market cycles. ING Investments is responsible for monitoring the investment program and performance of the Sub-Adviser. Under the terms of each sub-advisory agreement, the agreement can be terminated by either ING Investments or the Board of Trustees of a Fund. In the event a sub-advisory agreement is terminated, the Sub-Adviser may be replaced subject to any regulatory requirements or ING Investments may assume day-to-day investment management of a Fund.

Founded in 1972, ING Aeltus is registered as an investment adviser with the SEC. ING Aeltus has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

ING Aeltus is an indirect wholly-owned subsidiary of ING Groep N.V. and is an affiliate of ING.

As of June 30, 2003, ING Aeltus managed over $41.5 billion in assets. Its principal office is located at 10 State House Square, Hartford, Connecticut 06103-3602.

ING GNMA INCOME FUND

The following individuals share responsibility for the day to day management of the Fund:

Denis P. Jamison, Senior Vice President and Portfolio Manager of ING Aeltus, has served as Senior Portfolio Manager of the ING GNMA Income Fund since July 1981. Prior to joining ING asset management operations ("ING") in July 2000, he was a Senior Vice President at Lexington Management Corp. (Lexington) since May 1981.

Roseann G. McCarthy, Assistant Vice President of ING Aeltus, has served as co-manager of ING GNMA Income Fund since May 1999. Prior to joining ING in July 2000, she was an Assistant Vice President at Lexington. She joined the Lexington Fixed Income Department in 1997.

ING HIGH YIELD BOND FUND

The Fund has been managed by a team of investment professionals led by Greg Jacobs, Portfolio Manager, and Kurt Kringelis, Portfolio Manager since January 2001. Both Mr. Jacobs and Mr. Kringelis joined ING in January 1998. They each have more than seven years investment experience managing high yield investments.

ING HIGH YIELD OPPORTUNITY FUND

The Fund has been managed by a team of investment professionals led by Greg Jacobs, Portfolio Manager, and Kurt Kringelis, Portfolio Manager, since April 2003. Both Mr. Jacobs and Mr. Kringelis joined ING in January 1998. They each have more than seven years investment experience managing high yield investments.

ING INTERMEDIATE BOND FUND

The Fund has been managed by a team of investment professionals led by James B. Kauffmann since December 1998. Mr. Kauffmann joined ING in 1996 and has over 17 years of investment experience.

ING NATIONAL TAX-EXEMPT BOND FUND

Robert Schonbrunn and Karen Cronk have primary responsibility for managing the Fund. Mr. Schonbrunn has been an investment professional as a Managing Director and Portfolio Manager with ING for ten years. He has over 35 years of investment experience. Ms. Cronk has been an investment professional with ING since February 1995 and is currently responsible for the day to day management of the trading room and implementing trading strategies.

ING STRATEGIC BOND FUND

The Fund has been managed by a team of investment professionals led by James B. Kauffmann since April 2003. Mr. Kauffmann joined ING in 1996 and has over 17 years of investment experience.

ING CLASSIC MONEY MARKET FUND AND ING MONEY MARKET FUND

The ING Classic Money Market Fund and ING Money Market Fund have been managed by a team of investment professionals led by Jennifer Thompson since December 1998 with regard to ING Classic Money Market Fund and since March 2003 with regard to ING Money Market Fund. Ms. Thompson joined ING in December 1998 and has over ten years of investment experience. Prior to joining ING, she spent one year working for Trusco Capital Management as Fixed Income Portfolio Manager.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                 ING FUNDS TRUST
                           ING INTERMEDIATE BOND FUND

                       Supplement Dated September 2, 2003
                          To ING Intermediate Bond Fund
                               Class R Prospectus
                              Dated August 1, 2003

Prior to September 2, 2003, ING Intermediate Bond Fund was sub-advised by ING Investment Management, LLC ("IIM"). Effective September 2, 2003, the Fund is sub-advised by Aeltus Investment Management, Inc. ("ING Aeltus"). Both ING Aeltus, and the Fund's adviser, ING Investments, LLC ("ING Investments"), are indirect, wholly owned subsidiaries of ING Groep N.V. ("ING Groep") and affiliates of each other. ING Groep has undertaken an internal reorganization plan that will, among other things, integrate certain of its portfolio management professionals across the U.S. under a common management structure known as ING Investment Management Americas, which includes ING Aeltus. One of the primary purposes of the integration plan is to promote consistently high levels of performance in terms of investment standards, research, policies and procedures in the portfolio management functions related to the Fund. As a result of this integration plan, the sub-advisory contractual obligations formerly performed by IIM have been transferred to ING Aeltus. The portfolio management team for the Fund did not change as a result of the internal reorganization described above. The operational and supervisory functions of the Fund will continue to be provided by ING Investments, LLC.

The Prospectus is updated to reflect this new sub-advisory arrangement as described below:

a) All references in the Prospectus to ING Investment Management, LLC are hereby changed to Aeltus Investment Management, Inc.

b)    The following replaces the section entitled "Sub-Adviser" on page 8 of the
      Prospectus:


SUB-ADVISER

Prior to September 2, 2003, ING Investment Management, LLC (IIM) sub-advised the Fund. Since September 2, 2003, ING Investments has engaged Aeltus Investment Management, Inc. ("ING Aeltus"), a Connecticut corporation, to serve as the Sub-Adviser to the Fund. ING Aeltus has, at least in part, been selected on the basis of its successful application of a consistent, well-defined and long-term investment approach over a period of several market cycles. ING Investments is responsible for monitoring the investment program and performance of the Sub-Adviser. Under the terms of the sub-advisory agreement, the agreement can be terminated by either ING Investments or the Board of the Fund. In the event the sub-advisory agreement is terminated, the Sub-Adviser may be replaced subject to any regulatory requirements or ING Investments may assume day-to-day investment management of the Fund.

Founded in 1972, ING Aeltus is registered as an investment adviser with the SEC. ING Aeltus has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

ING Aeltus is an indirect wholly-owned subsidiary of ING Groep N.V. and is an affiliated of ING Investments.

As of June 30, 2003, Aeltus managed over $41.5 billion in assets. Its principal office is located at 10 State House Square, Hartford, Connecticut 06103-3602.

The Fund has been managed by a team of investment professionals led by James B. Kauffmann since December 1998. Mr. Kauffmann joined ING's investment management operations in 1996 and has over 17 years of investment experience.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                 ING FUNDS TRUST
                             ING INTERNATIONAL FUND
                          ING GROWTH OPPORTUNITIES FUND
                      ING MIDCAP GROWTH OPPORTUNITIES FUND
                     ING SMALLCAP GROWTH OPPORTUNITIES FUND
                          ING DISCIPLINED LARGECAP FUND
                                ING MAGNACAP FUND
                              ING GNMA INCOME FUND
                           ING INTERMEDIATE BOND FUND

                       Supplement Dated September 2, 2003
                               To ING Funds Trust
                               Class I Prospectus
                              Dated August 1, 2003

Prior to September 2, 2003, ING Intermediate Bond Fund was sub-advised by ING Investment Management, LLC ("IIM"). Effective September 2, 2003, the Fund is sub-advised by Aeltus Investment Management, Inc. ("ING Aeltus"). ING Aeltus and IIM are both indirect, wholly owned subsidiaries of ING Groep N.V. ("ING Groep") and affiliates of each other. ING Groep has undertaken an internal reorganization plan that will, among other things, integrate certain of its portfolio management professionals across the U.S. under a common management structure known as ING Investment Management Americas, which includes ING Aeltus. One of the primary purposes of the integration plan is to promote consistently high levels of performance in terms of investment standards, research, policies and procedures in the portfolio management functions related to the Fund. As a result of this integration plan the sub-advisory contractual obligations formerly performed by IIM have been transferred to ING Aeltus. The portfolio management team for the Fund did not change as a result of the internal reorganization described above. The operational and supervisory functions of the Fund will continue to be provided by ING Investments, LLC.

The Prospectus is updated to reflect this new sub-advisory arrangement as described below:

a) The section entitled "Funds at a Glance" on page 2 of the Prospectus is revised to reflect that Aeltus Investment Management, Inc. is the sub-adviser for the ING Intermediate Bond Fund. All other references to ING Investment Management, LLC are hereby changed to Aeltus Investment Management, Inc.

b) The following replaces page 37 and the first five paragraphs of page 38 of the Prospectus:


ADVISER

ING INVESTMENTS, LLC (ING INVESTMENTS), an Arizona limited liability company, formerly ING Pilgrim Investments, LLC, serves as the investment adviser to each of the Funds. ING Investments has overall responsibility for the management of the Funds. ING Investments provides or oversees all investment advisory and portfolio management services for each Fund.

ING Investments is registered as an investment adviser with the SEC. ING Investments is an indirect wholly-owned subsidiary of ING Groep N.V. (NYSE: ING). ING Groep N.V. is a global financial institution active in the fields of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees. ING Investments began investment management in April, 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles.

As of June 30, 2003, ING Investments managed over $35.0 billion in assets.

ING Investments' principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING Investments receives a monthly fee for its services based on the average daily net assets of each of the Funds.

The following table shows the aggregate annual management fee paid by each Fund for the most recent fiscal year as a percentage of that Fund's average daily net assets:

Fund                             Management Fee
----                             --------------
ING International                     1.00%
ING International Value               1.00
ING Growth Opportunities              0.95
ING LargeCap Growth                   0.75
ING MidCap Opportunities              1.00
ING SmallCap Opportunities            1.00
ING Disciplined LargeCap              0.70
ING MagnaCap                          0.73
ING MidCap Value                      1.00
ING SmallCap Value                    1.00
ING Real Estate(1)                    0.70
ING GNMA Income                       0.49
ING Intermediate Bond                 0.50

(1) Prior to November 4, 2002, Clarion CRA Securities, L.P. served as the investment adviser rather than the Sub-Adviser to the Fund. Effective November 4, 2002, ING Investments became the Fund's investment adviser.

SUB-ADVISERS

ING has engaged a sub-adviser to provide the day-to-day management for each Fund's portfolio. The Sub-Advisers have, at least in part, been selected on the basis of their successful application of a consistent, well-defined and long-term investment approach over a period of several market cycles. ING Investments is responsible for monitoring the investment program and performance of each Sub-Adviser. Under the terms of each sub-advisory agreement, the agreement can be terminated by either ING Investments or the Board of Trustees of a Fund. In the event a sub-advisory agreement is terminated, the Sub-Adviser may be replaced subject to any regulatory requirements or ING Investments may assume day-to-day investment management of a Fund.

INT INTERMEDIATE BOND FUND, ING INTERNATIONAL FUND, ING GROWTH OPPORTUNITIES FUND, ING MIDCAP OPPORTUNITIES FUND, ING SMALLCAP OPPORTUNITIES FUND, ING DISCIPLINED LARGECAP FUND, ING MAGNACAP FUND AND ING GNMA INCOME FUND

AELTUS INVESTMENT MANAGEMENT, INC.

Aeltus Investment Management, Inc. (ING Aeltus) serves as the Sub-Adviser to ING Intermediate Bond Fund, ING International Fund, ING Growth Opportunities Fund, ING MidCap Opportunities Fund, ING SmallCap Opportunities Fund, ING Disciplined LargeCap Fund, ING MagnaCap Fund and ING GNMA Income Fund. Founded in 1972, ING Aeltus is registered as an investment adviser with the SEC. ING Aeltus has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

ING Aeltus is an indirect wholly-owned subsidiary of ING Groep N.V. and is an affiliate of ING.

As of June 30, 2003, ING Aeltus managed over $41.5 billion in assets. Its principal office is located at 10 State House Square, Hartford, Connecticut 06103-3602.

ING INTERMEDIATE BOND FUND

The Fund has been managed by a team of investment professionals led by James B. Kauffmann since December 1998. Mr. Kauffmann joined ING's asset management operations ("ING") in 1996 and has over 17 years of investment experience.

ING INTERNATIONAL FUND

The following individuals share responsibility for the day-to-day management of the Fund:

Richard T. Saler, Senior Vice President and Director of International Equity Investment Strategy of ING Aeltus, has served as Portfolio Manager of the portfolio management team that manages the Fund since January 1994. From 1986 until July 2000, he was Senior Vice

President and Director of International Equity Strategy at Lexington Management Corporation (Lexington).

Philip A. Schwartz, Senior Vice President and Director of International Equity Investment Strategy of ING Aeltus, has served as Portfolio Manager of the portfolio management team that manages the Fund since January 1996. Prior to joining ING in July 2000, Mr. Schwartz was Senior Vice President and Director of International Equity Investment Strategy at Lexington.

ING GROWTH OPPORTUNITIES FUND, ING MIDCAP OPPORTUNITIES FUND AND ING SMALLCAP OPPORTUNITIES FUND

The Funds have been managed by a team of investment professionals led by Matthew
S. Price and David C. Campbell since April 2003. Matthew S. Price, Portfolio Manager, joined ING as a managing director and portfolio manager in 1992. David
C. Campbell, Portfolio Manager, joined ING as a managing director and portfolio manager in 1990.

ING DISCIPLINED LARGECAP FUND

The Fund has been managed by a team of investment professionals led by Hugh T.M. Whelan since June 2003. Mr. Whelan seved as co-manager of the Disciplined LargeCap Fund since August 2001. Mr. Whelan has served as a quantitative equity analyst at ING since 1999. Previously, Mr. Whelan was a quantitative portfolio manager in ING's fixed income group, specializing in corporate securities, since 1994.

ING MAGNACAP FUND

The Fund has been managed by a team of investment professionals led by William
F. Coughlin since April 2003. William F. Coughlin, Portfolio Manager, joined ING in April 2003. Prior to joining ING, Mr. Coughlin was Chief Investment officer and a principal of Delta Capital Management LLC since 1998. Before joining Delta Capital Management LLC, he was a Managing Director at Scudder Kemper Investments, and its predecessor firm, Dreman Value Advisors.

ING GNMA INCOME FUND

The following individuals share responsibility for the day to day management of the Fund:

Denis P. Jamison, Senior Vice President and Portfolio Manager of ING Aeltus, has served as Senior Portfolio Manager of the Fund since July 1981. Prior to joining ING in July 2000, he was a Senior Vice President at Lexington Management Corp. (Lexington) since May 1981.

Roseann G. McCarthy, Assistant Vice President of ING Aeltus, has served as co-manager of ING GNMA Income Fund since May 1999. Prior to joining ING in July 2000, she was an Assistant Vice President at Lexington. She joined the Lexington Fixed Income Department in 1997.

c) The section entitled "Subadvisers" beginning on page 37 of the Prospectus is revised to delete the last two paragraphs of the section on page 43 regarding ING Intermediate Bond Fund.




               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                 ING FUNDS TRUST
                              ING GNMA INCOME FUND
                           ING INTERMEDIATE BOND FUND

                       Supplement Dated September 2, 2003
                               To ING Funds Trust
                               Class I Prospectus
                              Dated August 1, 2003

Prior to September 2, 2003, ING Intermediate Bond Fund was sub-advised by ING Investment Management, LLC ("IIM"). Effective September 2, 2003, the Fund is sub-advised by Aeltus Investment Management, Inc. ("ING Aeltus"). ING Aeltus and IIM are both indirect, wholly owned subsidiaries of ING Groep N.V. ("ING Groep") and affiliates of each other. ING Groep has undertaken an internal reorganization plan that will, among other things, integrate certain of its portfolio management professionals across the U.S. under a common management structure known as ING Investment Management Americas, which includes ING Aeltus. One of the primary purposes of the integration plan is to promote consistently high levels of performance in terms of investment standards, research, policies and procedures in the portfolio management functions related to the Fund. As a result of this integration plan the sub-advisory contractual obligations formerly performed by IIM have been transferred to ING Aeltus. The portfolio management team for the Fund did not change as a result of the internal reorganization described above. The operational and supervisory functions of the Fund will continue to be provided by ING Investments, LLC.

The Prospectus is updated to reflect this new sub-advisory arrangement as described below:

a) The section entitled "Funds at a Glance" on page 2 of the Prospectus is revised to reflect that Aeltus Investment Management, Inc. is the sub-adviser for the ING Intermediate Bond Fund. All other references to ING Investment Management, LLC are hereby changed to Aeltus Investment Management, Inc.

b)    The following replaces page 14 of the Prospectus:

ADVISER

ING INVESTMENTS, LLC (ING INVESTMENTS), an Arizona limited liability company, formerly ING Pilgrim Investments, LLC, serves as the investment adviser to each of the Funds. ING Investments has overall responsibility for the management of the Funds. ING Investments provides or oversees all investment advisory and portfolio management services for each Fund.

ING Investments is registered as an investment adviser with the SEC. ING Investments is an indirect wholly-owned subsidiary of ING Groep N.V. (NYSE:
ING). ING Groep N.V. is a global financial institution active in the fields of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees. ING Investments began investment management in April, 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles.

As of June 30, 2003, ING Investments managed over $35.0 billion in assets.

ING Investments' principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING Investments receives a monthly fee for its services based on the average daily net assets of each of the Funds.

The following table shows the aggregate annual management fee paid by each Fund for the most recent fiscal year as a percentage of that Fund's average daily net assets:

Fund                       Management Fee
ING GNMA Income                     0.49%
ING Intermediate Bond               0.50

SUB-ADVISER

Prior to September 2, 2003, ING Investment Management, LLC (IIM) sub-advised ING Intermediate Bond Fund. Since September 2, 2003, ING has engaged Aeltus Investment Management, Inc. (ING Aeltus), a Connecticut corporation, to serve as sub-adviser to the ING Intermediate Bond Fund, as well as the ING GNMA Income Fund. The Sub-Adviser has, at least in part, been selected on the basis of its successful application of a consistent, well-defined and long-term investment approach over a period of several market cycles. ING Investments is responsible for monitoring the investment program and performance of the Sub-Adviser. Under the terms of each sub-advisory agreement, the agreement can be terminated by either ING Investments or the Board of Trustees of a Fund. In the event a sub-advisory agreement is terminated, the Sub-Adviser may be replaced subject to any regulatory requirements or ING Investments may assume day-to-day investment management of a Fund.

Founded in 1972, ING Aeltus is registered as an investment adviser with the SEC. ING Aeltus has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

ING Aeltus is an indirect wholly-owned subsidiary of ING Groep N.V. and is an affiliate of ING.

As of June 30, 2003, ING Aeltus managed over $41.5 billion in assets. Its principal office is located at 10 State House Square, Hartford, Connecticut 06103-3602.

ING INTERMEDIATE BOND FUND

The Fund has been managed by a team of investment professionals led by James B. Kauffmann since December 1998. Mr. Kauffmann joined ING's asset management operations ("ING") in 1996 and has over 17 years of investment experience.

ING GNMA INCOME FUND

The following individuals share responsibility for the day to day management of the Fund:

Denis P. Jamison, Senior Vice President and Portfolio Manager of ING Aeltus, has served as Senior Portfolio Manager of the Fund since July 1981. Prior to joining ING in July 2000, he was a Senior Vice President at Lexington Management Corp. (Lexington) since May 1981.

Roseann G. McCarthy, Assistant Vice President of ING Aeltus, has served as co-manager of ING GNMA Income Fund since May 1999. Prior to joining ING in July 2000, she was an Assistant Vice President at Lexington. She joined the Lexington Fixed Income Department in 1997.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                 ING FUNDS TRUST
                            ING HIGH YIELD BOND FUND
                           ING INTERMEDIATE BOND FUND
                        ING NATIONAL TAX-EXEMPT BOND FUND
                          ING CLASSIC MONEY MARKET FUND

                    Supplement Dated as of September 2, 2003
             To ING Funds Trust Statement of Additional Information
                              Dated August 1, 2003


Effective immediately, the "Investment Adviser" and "Sub-Advisory Agreements" sections beginning on page 23 of the Statement of Additional Information ("SAI") are revised as follows:

a) The first paragraph of the section entitled "Investment Adviser" on page 23 of the SAI is replaced in its entirety with the following:

            The investment adviser for the ING Funds is ING Investments, LLC ("ING Investments" or "Investment Adviser"), which is registered as an investment adviser with the SEC and serves as an investment adviser to registered investment companies (or series thereof), as well as structured financial vehicles. ING Investments, subject to the authority of the Directors/Trustees of the Funds, has the overall responsibility for the management of each Fund's portfolio subject to delegation of certain responsibilities to Aeltus Investment Management, Inc. ("ING Aeltus") as Sub-Adviser to each Fund. ING Investments is a direct, wholly owned subsidiary of ING Groep N.V. (NYSE: ING) ("ING Groep N.V."). ING Groep N.V. is a global financial institution active in the fields of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees.

b) The following replaces the ninth paragraph of the section entitled "Investment Adviser" on page 24 of the SAI:

            Prior to August 1, 2003, the ING GNMA Income, ING High Yield Opportunity, ING Money Market and ING Strategic Bond Funds were directly managed by the ING Investments. Prior to September 2, 2003, the ING High Yield Bond, ING Intermediate Bond, and ING Classic Money Market Funds were managed by ING Investment Management, LLC
            (IIM) as its Sub-Advisor; and ING National Tax-Exempt Bond Fund was managed by Furman Selz Capital Management, LLC (FSCM) as its Sub-Advisor. ING has undertaken an internal reorganization that will, among other things, integrate certain of its portfolio management professionals across the U.S. under a common management structure known as ING Investment Management Americas, which includes ING Aeltus. On August 1, 2003, ING Aeltus became the sub-adviser to the ING GNMA Income, ING High Yield Opportunity, ING Money Market and ING Strategic Bond Funds. On September 2, 2003, ING Aeltus became the sub-adviser to the ING High Yield Bond, ING Intermediate Bond, ING Classic Money Market, and ING National Tax-Exempt Bond Funds. One of the primary purposes of the integration plan is to promote consistently high levels of performance in terms of investment standards, research, policies and procedures in the portfolio management functions related to the Funds. With respect to ING GNMA Income, ING High Yield Opportunity, ING Money Market and ING Strategic Bond Funds, as a result of this integration plan, the operational and supervisory functions of those Funds' Investment Management Agreements were separated from the portfolio management functions related to the Funds, with the former continuing to be provided by ING Investments and the latter provided by ING Aeltus. With respect to ING High Yield Bond, ING Intermediate Bond, ING Classic Money Market and ING National Tax-Exempt Bond Funds, as a result of the integration plan, the sub-advisory contractual obligations formerly performed by IIM and FSCM have been transferred to ING Aeltus. The portfolio management personnel for these Funds did not change as a result of this internal reorganization. The operational and supervisory functions of all of the Funds will continue to be provided by ING Investments, LLC.

c) The following replaces the third paragraph of the section entitled "Sub-Advisory Agreements" on page 27 of the SAI:

            Pursuant to a Sub-Advisory Agreement between the Investment Adviser and ING Aeltus, ING Aeltus serves as Sub-Adviser to each Fund. In this capacity, ING Aeltus, subject to the supervision and control of the ING Investments and the Trustees of the Funds, manages each Fund's portfolio investments consistently with its investment objective, and executes any of the Fund's investment policies that it deems appropriate to utilize from time to time. Fees payable under the Sub-Advisory Agreements are based on an annual fee as disclosed below and are paid monthly in arrears by ING Investments. ING Aeltus, a Connecticut corporation, is located at 10 State House Square, Hartford, Connecticut 06103-3602. ING Aeltus is a wholly owned subsidiary of ING Groep N.V.

d) The fourth and fifth paragraph of the section entitled "Sub-Advisory Agreements" on page 27-28 of the SAI are deleted in their entirety.

Effective immediately, the following replaces the third paragraph of the section entitled "Rule 12b-1 Plans" on page 33 of the SAI.

            Under the Rule 12b-1 Plans, ongoing payments will be made on a quarterly basis to Authorized Dealers for both distribution and shareholder servicing at rates that are based on the average daily net assets of shares that are registered in the name of that Authorized Dealer as nominee or held in a shareholder account that designates that Authorized Dealer as the dealer of record. The rates, on an annual basis, are as follows: 0.25% for Class A, 0.25% for Class B, 1.00% (0.75% for Strategic Bond Fund) for Class C, 0.40% for Class M and 0.50% for Class R. Rights to these payments generally begin to accrue in the 13th month following a purchase of Class A, B, or C shares, and in the 1st month following a purchase of Class M shares. The Distributor may, in its discretion, pay such financial intermediary 12b-1 fees prior to the 13th month following the purchase of Class A, B, or C shares. In addition, a 0.25% fee may be paid on Class Q shares.




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